Form N-1A Cover	Oct. 29, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Staysail Series Trust
Entity Central Index Key	0001508033
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 29, 2026
Prospectus Date	Oct. 30, 2026